Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2024	2025
Accounts receivable	2,607	19,382
Less: allowance for doubtful accounts	(1,093)	(92)
Total	1,514	19,290

The movement of the allowance for doubtful accounts is as follows:

	For the Years Ended December 31,
	2023	2024	2025
Balance at the beginning of the year	—	14	1,093
Additions charged to bad debt expense	14	1,386	85
Write-off of bad debt allowance	—	(307)	(1,086)
Balance at the end of the year	14	1,093	92